Average Annual Total Returns - ProShares S and P Technology Dividend Aristocrats ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	OneYear	SinceInception
Total	29.00%	28.97%	Nov. 05, 2019	28.57%	28.57%	17.35%	22.06%	29.51%	29.44%